SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of suppliers accounted for 10% or more of research and development expenses

Supplier	2021	2022	2023
A	2,385	$4,559	$7,941
B	1,213	*	6,926
C	765	*	*
*	Represents less than 10% of research and development expenses for the years ended December 31, 2021, 2022 and 2023.